12. FINANCIAL INSTRUMENTS (Details 12) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$)
Hedge accounting of exports
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Notional amount	R$ 1,317,667
Risk	Dollar
Hedge accounting of exports | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	R$ (92,105)	[1]
Hedge accounting of exports | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	1,089,711
Hedge accounting of exports | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	2,179,422
Currency position
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Notional amount	R$ (3,343,057)
Risk	Dollar
Currency position | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	R$ 233,680	[1]
Currency position | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	(2,764,708)
Currency position | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	(5,529,416)
Consolidated exchange position
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Notional amount	R$ (2,025,390)
Risk	Dollar
Consolidated exchange position | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	R$ 141,575	[1]
Consolidated exchange position | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	(1,674,997)
Consolidated exchange position | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	(3,349,994)
Net Investment hedge accounting
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Notional amount	R$ 72,000
Risk	Euro
Net Investment hedge accounting | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	R$ 4,334	[1]
Net Investment hedge accounting | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	71,447
Net Investment hedge accounting | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	142,894
Currency position
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Notional amount	R$ (69,203)
Risk	Euro
Currency position | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	R$ (4,166)	[1]
Currency position | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	(68,672)
Currency position | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	(137,344)
Consolidated exchange position
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Notional amount	R$ 2,797
Risk	Euro
Consolidated exchange position | Probable Scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	R$ 168	[1]
Consolidated exchange position | Scenario 1
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	2,775
Consolidated exchange position | Scenario 2
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on income statement	R$ 5,550

[1]	The probable sceneries were calculated considering the following variations to the specified risks: Real x Dollar - appreciation of Real in 2.11% / Real x Euro - appreciation of Real in 1.52%. Source: Quotation from Central Bank of Brazil and Central Bank of Europe on 02/16/2018.